CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2022	¥ 15,239,587		¥ 52	¥ 201	¥ 36,623,161	¥ 36,173	¥ 58,110	¥ (21,479,869)	¥ 1,759
Balance at the beginning of the year (Shares) at Dec. 31, 2022 | shares			83,715,114	308,223,639
Net (loss)/income	(4,811,713)							(4,822,321)	10,608
Share-based compensation	1,132,644				1,132,644
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering")	2,689,380			¥ 10	2,689,370
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering") (in shares) | shares				15,344,000
Share issuance from exercise of share options	2			¥ 2
Share issuance from exercise of share options (in shares) | shares				2,210,741
Share issuance from vest of restricted share units (in shares) | shares				22,500
Appropriation to statutory reserves						8,576		(8,576)
Foreign currency translation adjustments	154,367						154,367
Balance at the end of the year at Dec. 31, 2023	14,404,267		¥ 52	¥ 213	40,445,175	44,749	212,477	(26,310,766)	12,367
Balance at the end of the year (Shares) at Dec. 31, 2023 | shares			83,715,114	325,800,880
Net (loss)/income	(1,363,651)							(1,346,800)	(16,851)
Share-based compensation	1,116,212				1,116,212
Share issuance from exercise of share options	10,268			¥ 3	10,265
Share issuance from exercise of share options (in shares) | shares				3,695,125
Share issuance from vest of restricted share units	1			¥ 1
Share issuance from vest of restricted share units (in shares) | shares				701,834
Repurchase of shares	(117,523)			¥ (1)	(117,522)
Repurchase of shares (in shares) | shares				(839,167)
Appropriation to statutory reserves						3,893		(3,893)
Foreign currency translation adjustments	54,339						54,339
Balance at the end of the year at Dec. 31, 2024	14,103,913		¥ 52	¥ 216	41,454,130	48,642	266,816	(27,661,459)	(4,484)
Balance at the end of the year (Shares) at Dec. 31, 2024 | shares			83,715,114	329,358,672
Net (loss)/income	1,190,941	$ 170,303						1,193,531	(2,590)
Share-based compensation	1,170,535				1,170,535
Share issuance from exercise of share options	6,559			¥ 1	6,558
Share issuance from exercise of share options (in shares) | shares				1,659,682
Share issuance from vest of restricted share units	3			¥ 3
Share issuance from vest of restricted share units (in shares) | shares				2,931,952
Shares redesignation			¥ (3)	¥ 3
Shares redesignation (in shares) | shares			(4,015,104)	4,015,104
Repurchase of shares	(822,713)			¥ (5)	(822,708)
Repurchase of shares (in shares) | shares				(6,185,440)
Acquisition of subsidiaries	(17,605)								(17,605)
Derecognition of noncontrolling interests	(40)								(40)
Appropriation to statutory reserves						6,463		(6,463)
Foreign currency translation adjustments	(83,030)	(11,874)					(83,030)
Balance at the end of the year at Dec. 31, 2025	¥ 15,548,563	$ 2,223,415	¥ 49	¥ 218	¥ 41,808,515	¥ 55,105	¥ 183,786	¥ (26,474,391)	¥ (24,719)
Balance at the end of the year (Shares) at Dec. 31, 2025 | shares			79,700,010	331,779,970